PHOENIX EARNINGS DRIVEN GROWTH FUND,
                     A SERIES OF PHOENIX OPPORTUNITIES TRUST



                Supplement dated June 15, 2007 to the Prospectus
         and Statement of Additional Information dated January 31, 2007, as supplemented February 6, 2007



IMPORTANT NOTICE TO INVESTORS OF PHOENIX EARNINGS DRIVEN GROWTH FUND

     The Board of Trustees of the Phoenix Opportunities Trust (the "Board"), on behalf of the Phoenix Earnings Driven Growth Fund, has unanimously approved the merger of the Phoenix Earnings Driven Growth Fund with and into the Phoenix Mid-Cap Growth Fund, a series of the Phoenix Series Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission.


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            MERGING FUND                           SURVIVING FUND
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Phoenix Earnings Driven Growth Fund         Phoenix Mid-Cap Growth Fund
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     Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix Earnings Driven Growth Fund will transfer all or substantially all of its assets to the Phoenix Mid-Cap Growth Fund in exchange for shares of the Phoenix Mid-Cap Growth Fund and the assumption by the Phoenix Mid-Cap Growth Fund of all liabilities of the Phoenix Earnings Driven Growth Fund. Following the exchange, the Phoenix Earnings Driven Growth Fund will distribute the shares of the Phoenix Mid-Cap Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Earnings Driven Growth Fund.

     The merger will be effective on or about September 21, 2007.

     Effective September 19, 2007, the Phoenix Earnings Driven Growth Fund will be closed to new investors and additional investor deposits.

     Additional information about the merger, as well as information about the Phoenix Mid-Cap Growth Fund, will be distributed to shareholders of the Phoenix Earnings Driven Growth Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




PXP 2069/PEDGF Merger (06/07)